Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (1,286)	$ (3,585)
Other comprehensive income
Adoption of ASU 2016-01		300
Total comprehensive loss	(1,286)	(3,285)
Comprehensive income attributable to non-controlling interest	(34)	23
Comprehensive loss attributable to shareholders	$ (1,320)	$ (3,262)